FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report as of end of fiscal year:  12/31/2003

Is this a transition report?      N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A. Registrant Name: Canada Life of America Variable Life Account I
        B. File Number: 811-09667
        C. Telephone Number: (303) 737-3000

2.      A. Street: 8515 East Orchard Road
        B. City: Greenwood Village
        C. State: CO
        D. Zip Code: 80111
        E. Foreign Country:

3.      Is this the first filing on this form by Registrant? N

4.      Is this the last filing on this form by Registrant? N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6.      Is Registrant a unit investment trust (UIT)? Y
        (If yes, complete only 111 through 132)

111.    A. Canada Life Insurance Company of America
        B.
        C. Greenwood Village, CO 80111

112.

113.

114.    A. Canada Life of America Financial Services, Inc.
        B. 8-041042
        C. Greenwood Village, CO 80111

115.    A. Deloitte & Touche LLP
        B. Denver, CO 80202

116.    A. N

117.    A. Y
        B. N
        C. N
        D. Y
        E. N

118.    1

119.    0

120.    0

121.    1

122.    1

123.    $8,081

124.    0

125.    0

126.    0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):


                                              Number of         Total Assets      Total Income
                                                Series            ($000's        Distributions
                                              Investing           omitted)          ($000's
                                                                                    omitted)

A.   U.S. Treasury direct issue                                 $                 $
B.   U.S. Government agency                                     $                 $
C.   State and municipal tax-free                               $                 $
D.   Public utility                                             $                 $
E..  Brokers or dealers debt or debt of brokers'
     or dealers' parent                                         $                 $
F.   All other coporate imtermed. and
     long term debt                                             $                 $
G.   All other corporate short term
     debt                                                       $                 $
H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                           $                 $
I    Investment company equity securities                       $                 $
J.   All other equity securities                   1            $11,192           $
K.   Other securities                                           $                 $
L.   Total assets of all series of registrant      1            $11,192           $



128.    N

129.    N

130.    N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $ 0

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village          State of: Colorado        Date:  02/26/04

Name of Registrant, Depositor, or Trustee:
Canada Life of America Variable Life Account I, Canada Life Insurance Company of America


By:  /s/ Ryan L. Logsdon                      Witness: /s/ Susan E. Campbell
     Ryan L. Logsdon                          Susan E. Campbell
     Associate Counsel                        Legal Assistant I